Income taxes - Components of the deferred tax assets and liabilities (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
Deferred tax assets:
Long-term investments	¥ 16,326,280	$ 2,367,088	¥ 5,325,000
Accrued expenses	29,057,965	4,213,009	36,045,445
Accounts receivables contract assets	5,683,849	824,081	28,982,373
Guarantee liabilities			1,017,108
Financial guarantee derivatives	165,452,224	23,988,318	199,865,748
Loan receivable from Xiaoying Housing Loans	14,940,336	2,166,145	16,456,881
Loans receivable from Xiaoying Credit Loans and other loans	106,663,862	15,464,806	79,578,524
Operating loss carryforwards	45,784,681	6,638,155	43,644,917
Earnings rights associated with loan assets	0	0	191,150
Deposits to institutional cooperators	830,644	120,432	506,674
Investment in Consolidated Trusts			11,509,170
Lease liabilities	16,004,767	2,320,473	6,599,483
Total deferred tax assets	400,744,608	58,102,507	429,722,473
Valuation allowance	(214,884,582)	(31,155,336)	(113,394,230)	$ (16,440,618)	¥ (14,010,030)
Total deferred tax assets, net of valuation allowance	185,860,026	26,947,171	316,328,243
Deferred tax liabilities:
Property and equipment	986,598	143,043	488,150
Long-term investments			4,142,756
Right-of-use assets	15,672,062	2,272,235	6,299,837
Investment in Consolidated Trusts	25,188,918	3,652,050
Investment in Consolidated Partnerships	56,305,689	8,163,558	30,528,966
Total deferred tax liabilities	98,153,267	14,230,886	41,459,709
Increase in deferred tax asset	88,428,436	12,820,918	274,868,534
PRC.
Deferred tax assets:
Accrued expenses	¥ 15,428,899	$ 2,236,980	¥ 17,835,858
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standard Update 2016-13 [Member]
Deferred tax assets:
Total deferred tax assets, net of valuation allowance						¥ 5,750,000
Deferred tax liabilities:
Increase in deferred tax asset						¥ 5,750,000